As filed with the Securities and Exchange Commission on August 24, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – June 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Wright Managed Blue Chip Investment Funds

The Wright Managed Blue Chip Investment Funds consist of three equity funds from The Wright Managed Equity Trust and one fixed-income fund from The Wright Managed Income Trust. Each of the four funds have distinct investment objectives and policies. They can be used individually or in combination to achieve virtually any objective. Further, as they are all "no-load" funds (no commissions or sales charges), portfolio allocation strategies can be altered as desired to meet changing market conditions or changing requirements without incurring any sales charges.

Approved Wright Investment List

Securities selected for investment in these funds are chosen mainly from a list of "investment grade" companies maintained by Wright Investors' Service ("Wright", "WIS" or the "Adviser"). Over 39,000 global companies (covering 85 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list. The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification.

Three Equity Funds

Wright Selected Blue Chip Equities Fund (WSBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income. The Fund's portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the Fund's investment. The Adviser seeks to outperform the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright Major Blue Chip Equities Fund (WMBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income by providing a broadly diversified portfolio of equities of larger well-established companies with market values of $5 billion or more. The Adviser seeks to outperform the Standard & Poor's 500 Index ("S&P 500") by selecting stocks, using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright International Blue Chip Equities Fund (WIBC) (the "Fund") seeks total return consisting of price appreciation plus income by investing in a broadly diversified portfolio of equities of well-established, non-U.S. companies. The Fund may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depositary Receipts ("ADR's") traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment. The Adviser seeks to outperform the MSCI World ex U.S. Index ("MSCI World ex U.S.") by selecting stocks using fundamental company analysis and company-specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries, sectors and countries.

One Fixed-Income Fund

Wright Current Income Fund (WCIF) (the "Fund") may be invested in a variety of securities and may use a number of strategies, including GNMAs, to produce a high level of income with reasonable stability of principal. The Fund reinvests all principal payments. Dividends are accrued daily and paid monthly. The Fund's benchmark is the Bloomberg Barclays GNMA Backed Bond Index.

Table of Contents

Investment Objectives	inside front
Letter to Shareholders	2
Fund Expenses	4
Board of Trustees Annual Approval of the Investment Advisory Agreement	42
Important Notices Regarding Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting	44

FINANCIAL STATEMENTS

The Wright Managed Equity Trust		The Wright Managed Income Trust

Wright Selected Blue Chip Equities Fund		Wright Current Income Fund
Schedule of Investments	6	Schedule of Investments	29
Statement of Assets and Liabilities	8	Statement of Assets and Liabilities	33
Statement of Operations	8	Statement of Operations	33
Statements of Changes in Net Assets	9	Statements of Changes in Net Assets	34
Financial Highlights	10	Financial Highlights	35

Wright Major Blue Chip Equities Fund		Notes to Financial Statements	36
Schedule of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15

Wright International Blue Chip Equities Fund
Schedule of Investments	16
Statement of Assets and Liabilities	18
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20

Notes to Financial Statements	21

Letter to Shareholders

Dear Shareholder:
SUMMARY: The stock market rally continued into the second quarter, but the bond market started to flash warning signals that years of central bank monetary accommodation may be ending. Despite profit-taking in some high-flying tech stocks in late June, NASDAQ returned nearly 15% in the first half, well ahead of 2016's full-year return of less than 9%. Both the Dow and S&P have returned 9.3% so far this year. Foreign stocks continued to outperform their American counterparts in dollar terms as the greenback lost ground against rival currencies. The Federal Reserve raised interest rates again in June, while the European Central Bank hinted that it may soon join the Fed in tightening monetary policy.
Despite some profit-taking in high-tech stocks in June, U.S. equities had solid positive returns in the second quarter, boosting their year-to-date 2017 returns well above the pace they set last year. The tech-heavy NASDAQ continued to be the U.S. market leader this year, returning 4.2%, including dividends, in Q2; year-to-date, the index is up 14.7%, well ahead of its 8.9% return last year. The Dow Jones Industrial Average returned an even 4% in the quarter while the S&P 500 gained 3.1%; both indexes returned 9.3% in the first half.
Foreign stocks continued to outperform their American counterparts in 2017, largely due to a weak U.S. dollar. The MSCI Europe ex U.K. index gained 8.4% in dollar terms in the second quarter, boosting its YTD return to 17.5%. In Asia, Chinese stocks have been the best performers, largely due to a soaring Hong Kong market. The MSCI China index has returned nearly 25% so far this year after gaining more than 10% in the second quarter. The MSCI emerging markets index was up 18.4% in dollar terms in the first half after climbing 6.3% in Q2, while Japanese stocks returned nearly 10% in the first half, with more than half of the gain coming in Q2.
Bonds had positive returns in the second quarter and first half but started to weaken late in June amid growing signs that central bank monetary accommodation is slowly receding. Both the Bloomberg Barclays U.S. Bond Market Aggregate and its global aggregate fell 0.1% in June. The U.S. index returned 1.4% in the second quarter and 2.3% in the first half, while the global aggregate, ex U.S., has returned 3.5% and 6.1%, respectively, largely due to the weaker dollar.
Following a weak first quarter, the U.S. economy showed few signs of picking up speed in Q2. First quarter GDP was revised higher but still came in at a tepid annual growth rate of just 1.4%. Moving into the second quarter, the Fed's Beige Book covering most of April and May said that "a majority of districts reported that firms expressed positive near-term outlooks; however, optimism waned somewhat in a few districts." Consumer spending indicators have been particularly weak. Despite a 0.4% gain in personal incomes, consumer spending rose a modest 0.1% in May after rising by 0.4% in each of the two previous months. Retail sales fell 0.3%, the biggest one-month decline since January 2016. Auto industry reports continue to show signs that the boom in car sales is over. Housing indicators have been uneven, but the overall trend shows the market losing steam, mainly due to higher prices. Sales of both existing and newly-built homes rose in May, with median sale prices rising to record levels. But pending home sales, a forward indicator, fell 0.8% in May, their third monthly drop in a row. While the unemployment rate has fallen to 4.3%, a 16-year low, job growth remains weak and uneven. The economy added just 138,000 jobs in May, although they rebounded in June. Inflation has fallen back below the Fed's target of 2%.

2

Letter to Shareholders

The Fed's decision at its June meeting to raise interest rates for the third time since last December might lead one to believe that the end of central bank monetary accommodation has arrived. If that's the case, it might also be argued that the end of the eight-year bull market in stocks and bonds may also be in sight. But the recent economic performance of the major economies doesn't necessarily justify that belief. U.S. economic growth remains basically at stall speed. Indeed, by some measures, growth in the euro zone has now surpassed that of the U.S. The Republican agenda to lower taxes and reform the regulatory environment has yet to become law. As a result, the Fed may need to be just as worried that the economy is too weak as that it's too strong. The bottom line is that we're not out of the woods yet, so we can expect accommodative monetary policies to be around at least for a little while yet. That bolsters the continued case for holding a well-diversified portfolio of high-quality financial assets.

Sincerely,

Amit S. Khandwala
Co-Chief Executive Officer
Chief Investment Officer

3

Fund Expenses
Example:
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including redemption fees (if applicable); and (2) ongoing costs including management fees; distribution or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:
The first line of the tables shown on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if applicable). Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses

EQUITY FUNDS

Wright Selected Blue Chip Equities Fund

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17-6/30/17)
Actual Fund Shares	$1,000.00	$1,057.60	$7.14
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.85	$7.00

*Expenses are equal to the Fund's annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

Wright Major Blue Chip Equities Fund

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17-6/30/17)
Actual Fund Shares	$1,000.00	$1,108.04	$7.32
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.85	$7.00

*Expenses are equal to the Fund's annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

Wright International Blue Chip Equities Fund

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17-6/30/17)
Actual Fund Shares	$1,000.00	$1,100.59	$9.64
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,015.62	$9.25

*Expenses are equal to the Fund's annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.
FIXED-INCOME FUNDS

Wright Current Income Fund

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17-6/30/17)
Actual Fund Shares	$1,000.00	$1,010.23	$4.49
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,020.33	$4.51

*Expenses are equal to the Fund's annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

5

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments – As of June 30, 2017
Shares	Value

EQUITY INTERESTS - 99.0%

AUTOMOBILES & COMPONENTS - 1.4%
Gentex Corp.	22,015	$417,625

BANKS - 6.1%
Commerce Bancshares, Inc.	3,267	$185,664
Cullen/Frost Bankers, Inc.	1,810	169,977
East West Bancorp, Inc.	7,180	420,604
Fulton Financial Corp.	28,190	535,610
Prosperity Bancshares, Inc.	4,185	268,844
Webster Financial Corp.	5,490	286,688
		$1,867,387

CAPITAL GOODS - 13.1%
AECOM*	16,835	$544,275
AO Smith Corp.	9,575	539,360
Carlisle Cos., Inc.	3,195	304,803
Curtiss-Wright Corp.	1,410	129,410
EMCOR Group, Inc.	3,000	196,140
Huntington Ingalls Industries, Inc.	4,790	891,706
Oshkosh Corp.	5,950	409,836
Regal Beloit Corp.	1,310	106,830
Rockwell Collins, Inc.	1,821	191,351
Terex Corp.	3,730	139,875
Trinity Industries, Inc.	3,525	98,806
Triumph Group, Inc.	9,185	290,246
Wabtec Corp.	1,910	174,765
		$4,017,403

COMMERCIAL & PROFESSIONAL SERVICES - 5.7%
Deluxe Corp.	9,575	$662,782
LSC Communications, Inc.	5,883	125,896
ManpowerGroup, Inc.	8,680	969,122
		$1,757,800

CONSUMER DURABLES & APPAREL - 3.8%
Brunswick Corp.	3,990	$250,293
Hanesbrands, Inc.	11,970	277,225
TRI Pointe Group, Inc.*	23,920	315,505
Tupperware Brands Corp.	4,790	336,401
		$1,179,424

CONSUMER SERVICES - 1.3%
Service Corp. International	5,985	$200,198
Sotheby's*	3,990	214,144
		$414,342

DIVERSIFIED FINANCIALS - 1.6%
Eaton Vance Corp.	1,895	$89,671
MSCI, Inc.	1,205	124,103
Raymond James Financial, Inc.	3,495	280,369
		$494,143

ENERGY - 1.4%
Dril-Quip, Inc.*	1,910	$93,208
Ensco PLC - Class A	16,705	86,198
Nabors Industries, Ltd.	5,090	41,433
Noble Corp. PLC	14,995	54,282
QEP Resources, Inc.*	4,845	48,934

Shares	Value

Rowan Cos. PLC, Class A*	9,260	$94,822
$418,877

FOOD, BEVERAGE & TOBACCO - 3.1%
Dean Foods Co.	4,430	$75,310
Ingredion, Inc.	4,790	571,016
Lamb Weston Holdings, Inc.	3,285	144,671
TreeHouse Foods, Inc.*	1,810	147,859
		$938,856

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
MEDNAX, Inc.*	2,115	$127,683
ResMed, Inc.	3,115	242,565
VCA, Inc.*	6,285	580,168
WellCare Health Plans, Inc.*	4,590	824,180
		$1,774,596

INSURANCE - 7.4%
American Financial Group, Inc.	5,580	$554,485
Everest Re Group, Ltd.	1,900	483,721
First American Financial Corp.	2,715	121,333
Reinsurance Group of America, Inc.	3,390	435,242
RenaissanceRe Holdings, Ltd.	610	84,821
WR Berkley Corp.	8,477	586,354
		$2,265,956

MATERIALS - 12.2%
Albemarle Corp.	3,090	$326,119
Cabot Corp.	5,990	320,046
Chemours Co. (The)	5,195	196,994
Eagle Materials, Inc.	1,410	130,312
Ingevity Corp.*	5,488	315,011
Minerals Technologies, Inc.	1,010	73,932
Owens-Illinois, Inc.*	13,370	319,810
Packaging Corp. of America	10,075	1,122,254
Steel Dynamics, Inc.	13,370	478,780
United States Steel Corp.	4,895	108,375
WestRock Co.	5,940	336,561
		$3,728,194

PHARMACEUTICALS & BIOTECHNOLOGY - 3.5%
Bioverativ, Inc.*	7,100	$427,207
Charles River Laboratories International, Inc.*	6,280	635,222
		$1,062,429

REAL ESTATE - 8.1%
Duke Realty Corp. REIT	18,450	$515,677
First Industrial Realty Trust, Inc. REIT	11,375	325,553
Jones Lang LaSalle, Inc.	2,695	336,875
Lamar Advertising Co. - Class A REIT	5,690	418,613
Medical Properties Trust, Inc. REIT	48,425	623,230
Uniti Group, Inc. REIT	10,775	270,884
		$2,490,832

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
Advanced Micro Devices, Inc.*	33,495	$418,018
Cirrus Logic, Inc.*	8,885	557,267
Cypress Semiconductor Corp.	11,480	156,702
Integrated Device Technology, Inc.*	8,185	211,091
Synaptics, Inc.*	1,715	88,683

See Notes to Financial Statements.	6

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments – As of June 30, 2017
Shares	Value

Teradyne, Inc.	9,185	$275,825
$1,707,586

SOFTWARE & SERVICES - 9.5%
Cadence Design Systems, Inc.*	33,680	$1,127,943
Convergys Corp.	10,380	246,836
Fortinet, Inc.*	9,580	358,675
j2 Global, Inc.	1,615	137,420
Leidos Holdings, Inc.	8,585	443,759
PTC, Inc.*	10,670	588,131
		$2,902,764

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
Arrow Electronics, Inc.*	4,795	$376,024
Cognex Corp.	2,800	237,720
SYNNEX Corp.	1,800	215,928
		$829,672

TRANSPORTATION - 1.3%
JetBlue Airways Corp.*	17,345	$395,986

UTILITIES - 5.4%
Great Plains Energy, Inc.	21,235	$621,761
UGI Corp.	21,322	1,032,198
		$1,653,959

TOTAL EQUITY INTERESTS - 99.0% (identified cost, $22,513,192)	$30,317,831

SHORT-TERM INVESTMENTS - 0.0%
Fidelity Investments Money Market Government Portfolio - Class I, 0.82% (1)	2,033	$2,033

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $2,033)	$2,033

TOTAL INVESTMENTS — 99.0% (identified cost, $22,515,225)	$30,319,864

OTHER ASSETS, IN EXCESS OF LIABILITIES — 1.0%	316,085

NET ASSETS — 100.0%	$30,635,949

PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of June 30, 2017.

Portfolio Composition by Sector
% of total investments at June 30, 2017
Industrials	20.4%
Information Technology	17.9%
Financials	15.3%
Materials	12.3%
Health Care	9.4%
Real Estate	8.2%
Consumer Discretionary	6.6%
Utilities	5.4%
Consumer Staples	3.1%
Energy	1.4%

See Notes to Financial Statements.	7

Wright Selected Blue Chip Equities Fund (WSBC)
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017

ASSETS:	FALSE
Investments, at value
(identified cost $22,515,225) (Note 1A)	$30,319,864	######
Receivable for fund shares sold	40
Receivable for investment securities sold	256,495
Dividends receivable	55,614
Prepaid expenses and other assets	22,208
Total assets	$30,654,221

LIABILITIES:
Payable for fund shares reacquired	$5,000
Accrued expenses and other liabilities
Administrator fee	3,926
Transfer agent fee	1,364
Other expenses and liabilities	7,982
Total liabilities	$18,272
NET ASSETS	$30,635,949

NET ASSETS CONSIST OF:
Paid-in capital	$21,510,338
Accumulated net realized gain on investments	1,295,177
Undistributed net investment income	25,795
Unrealized appreciation on investments	7,804,639
Net assets applicable to outstanding shares	$30,635,949

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,514,489

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$12.18

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017

INVESTMENT INCOME (Note 1C)		FALSE
2E+07	Dividend income	$254,205
	Total investment income	$254,205

Expenses –
	Investment adviser fee (Note 3)	$97,541
	Administrator fee (Note 3)	19,508
	Trustee expense (Note 3)	5,390
	Custodian fee	2,404
	Accountant fee	18,804
	Distribution expenses (Note 4)	40,642
	Transfer agent fee	14,384
	Printing	57
	Shareholder communications	3,011
	Audit services	8,326
	Legal services	5,683
	Compliance services	3,100
	Registration costs	9,909
	Interest expense (Note 8)	813
	Miscellaneous	12,611
	Total expenses	$242,183

Deduct –
	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(13,773)
	Net expenses	$228,410
	Net investment income	$25,795

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
	Net realized gain on investment transactions	$1,513,334
	Net change in unrealized appreciation (depreciation) on investments	340,285
	Net realized and unrealized gain on investments	$1,853,619
	Net increase in net assets from operations	$1,879,414

See Notes to Financial Statements.	8

Wright Selected Blue Chip Equities Fund (WSBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2017	December 31, 2016
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$25,795	$156,374
0	Net realized gain on investment transactions	1,513,334	671,319
Net change in unrealized appreciation (depreciation) on investments	340,285	1,398,751
Net increase in net assets from operations	$1,879,414	$2,226,444
Distributions to shareholders (Note 2)
From net investment income	$-	$(152,168)
From net realized capital gains	(837,853)	(831,095)
Total distributions	$(837,853)	$(983,263)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(4,350,849)	$(5,804,590)
Net decrease in net assets	$(3,309,288)	$(4,561,409)
##
NET ASSETS:
At beginning of period	33,945,237	38,506,646
At end of period	$30,635,949	$33,945,237

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$25,795	$-

See Notes to Financial Statements.	9

Wright Selected Blue Chip Equities Fund (WSBC)

Total Return(3)	5.76	%(4)	5.98%	(0.22)%	7.99%	39.82%	16.02%
These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended	Years Ended December 31,
FINANCIAL HIGHLIGHTS	June 30, 2017	2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.810	$11.430	$12.740	$14.160	$11.530	$10.280
Income (loss) from investment operations:
Net investment income (loss) (1)	0.010	0.046	0.032	0.027	(0.007)	0.028
Net realized and unrealized gain (loss)	0.669	0.620	(0.030)	1.043	4.412	1.616
Total income from investment operations	0.679	0.665	0.002	1.070	4.405	1.644

Less distributions:
From net investment income	—	(0.053)	(0.019)	(0.036)	— (2)	(0.025)
From net realized gains	(0.309)	(0.233)	(1.293)	(2.454)	(1.775)	(0.369)
Total distributions	(0.309)	(0.286)	(1.312)	(2.490)	(1.775)	(0.394)
Net asset value, end of period	$12.180	$11.810	$11.430	$12.740	$14.160	$11.530
Total Return(3)	5.76	%(4)	5.98%	(0.22)%	7.99%	39.82%	16.02%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$30,636	$33,945	$38,507	$37,610	$40,204		$29,922
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(5)	1.40%	1.40%	1.45%	1.40%	1.40%
Net investment income (loss)	0.16	%(5)	0.41%	0.25%	0.19%	(0.06)%	0.25%
Portfolio turnover rate	24	%(4)	77%	55%	66%	76%	54%

	For the six months ended June 30, 2017, and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012		For the six months ended June 30, 2017, and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012

(1)		Computed using average shares outstanding.
(2)		Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)		Not annualized.
(5)		Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2017		2016	2015	2014	2013	2012

Ratios (As a percentage of average daily net assets):
Expenses	1.49	%(5)	1.42%	1.44%	1.51%	1.43%	1.48%
Net investment income (loss)	0.07	%(5)	0.39%	0.21%	0.13%	(0.09)%	0.17%

See Notes to Financial Statements.	10

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments – As of June 30, 2017

Shares	Value

EQUITY INTERESTS - 98.5%

BANKS - 7.4%
Bank of America Corp.	6,380	$154,779
Citigroup, Inc.	3,850	257,488
JPMorgan Chase & Co.	4,320	394,848
U.S. Bancorp	2,370	123,050
		$930,165

CAPITAL GOODS - 11.0%
Boeing Co. (The)	1,515	$299,591
General Dynamics Corp.	1,300	257,530
Huntington Ingalls Industries, Inc.	760	141,482
Lockheed Martin Corp.	915	254,013
Northrop Grumman Corp.	980	251,576
Raytheon Co.	1,055	170,361
		$1,374,553

DIVERSIFIED FINANCIALS - 3.2%
Ameriprise Financial, Inc.	760	$96,740
Bank of New York Mellon Corp. (The)	3,085	157,397
Charles Schwab Corp.(The)	3,325	142,842
		$396,979

ENERGY - 3.9%
Anadarko Petroleum Corp.	3,780	$171,385
Exxon Mobil Corp.	1,475	119,077
Marathon Oil Corp.	8,135	96,400
Schlumberger, Ltd.	1,515	99,747
		$486,609

FOOD & STAPLES RETAILING - 1.8%
CVS Health Corp.	1,455	$117,069
Walgreens Boots Alliance, Inc.	1,410	110,417
		$227,486

FOOD, BEVERAGE & TOBACCO - 5.6%
Constellation Brands, Inc. - Class A	625	$121,081
PepsiCo, Inc.	2,420	279,486
Philip Morris International, Inc.	2,570	301,847
		$702,414

HEALTH CARE EQUIPMENT & SERVICES - 8.1%
Aetna, Inc.	1,365	$207,248
Anthem, Inc.	2,500	470,325
UnitedHealth Group, Inc.	1,820	337,464
		$1,015,037

INSURANCE - 6.6%
Allstate Corp. (The)	1,780	$157,423
MetLife, Inc.	4,775	262,339
Progressive Corp. (The)	9,400	414,446
		$834,208

MATERIALS - 2.1%
Dow Chemical Co. (The)	3,260	$205,608
FMC Corp.	860	62,823
		$268,431

Shares	Value

MEDIA - 4.2%
Comcast Corp. - Class A	13,485	$524,836

PHARMACEUTICALS & BIOTECHNOLOGY - 7.5%
AbbVie, Inc.	2,415	$175,112
Amgen, Inc.	1,210	208,398
Biogen, Inc.*	385	104,474
Bioverativ, Inc.*	1,272	76,536
Celgene Corp.*	985	127,922
Gilead Sciences, Inc.	3,560	251,977
		$944,419

RETAILING - 7.1%
Amazon.com, Inc.*	515	$498,520
Home Depot, Inc. (The)	1,660	254,644
Priceline Group, Inc. (The)*	75	140,289
		$893,453

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.2%
Intel Corp.	8,110	$273,631

SOFTWARE & SERVICES - 16.0%
Activision Blizzard, Inc.	4,835	$278,351
Alphabet, Inc. - Class C*	380	345,317
Facebook, Inc.- Class A*	1,290	194,764
International Business Machines Corp.	1,745	268,433
MasterCard, Inc. - Class A	2,730	331,559
Microsoft Corp.	8,565	590,386
		$2,008,810

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
Apple, Inc.	4,070	$586,161

TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc.	6,890	$259,960

TRANSPORTATION - 2.8%
Southwest Airlines Co.	5,675	$352,645

UTILITIES - 2.2%
NextEra Energy, Inc.	1,965	$275,356

TOTAL EQUITY INTERESTS - 98.5% (identified cost, $10,347,460)	$12,355,153

SHORT-TERM INVESTMENTS - 1.4%
Fidelity Investments Money Market Government Portfolio - Class I, 0.82% (1)	171,350	$171,350

TOTAL SHORT-TERM INVESTMENTS - 1.4% (identified cost, $171,350)	$171,350

TOTAL INVESTMENTS — 99.9% (identified cost, $10,518,810)	$12,526,503

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	16,980

NET ASSETS — 100.0%	$12,543,483

* — Non-income producing security.
(1)	Variable rate security. Rate presented is as of June 30, 2017.

See Notes to Financial Statements.	11

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments – As of June 30, 2017

Portfolio Composition by Sector
% of total investments at June 30, 2017
Information Technology	23.2%
Financials	17.5%
Health Care	15.9%
Industrials	14.0%
Conumer Discretionary	11.5%
Consumer Staples	7.5%
Energy	3.9%
Utilities	2.2%
Materials	2.2%
Telecom Services	2.1%

See Notes to Financial Statements.	12

Wright Major Blue Chip Equities Fund (WMBC)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017

ASSETS:
Investments, at value
(identified cost $10,518,810) (Note 1A)	$12,526,503	######
Receivable for fund shares sold	336
Dividends receivable	9,457
Prepaid expenses and other assets	20,194
Total assets	$12,556,490

LIABILITIES:
Accrued expenses and other liabilities
Administrator fee	2,585
Transfer agent fee	1,626
Trustee expenses	1,209
Other expenses and liabilities	7,587
Total liabilities	$13,007
NET ASSETS	$12,543,483

NET ASSETS CONSIST OF:
Paid-in capital	$10,435,479
Accumulated net realized gain on investments	66,336
Undistributed net investment income	33,975
Unrealized appreciation on investments	2,007,693
Net assets applicable to outstanding shares	$12,543,483

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	614,420

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$20.42

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017

INVESTMENT INCOME (Note 1C)		FALSE
1E+07	Dividend income	$118,846
	Total investment income	$118,846

Expenses –
	Investment adviser fee (Note 3)	$36,367
	Administrator fee (Note 3)	7,273
	Trustee expense (Note 3)	5,520
	Custodian fee	2,505
	Accountant fee	18,596
	Distribution expenses (Note 4)	15,153
	Transfer agent fee	12,447
	Printing	21
	Shareholder communications	2,515
	Audit services	8,681
	Legal services	1,868
	Compliance services	2,766
	Registration costs	10,187
	Interest expense (Note 8)	15
	Miscellaneous	7,812
	Total expenses	$131,726

Deduct –
	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(46,855)
	Net expenses	$84,871
	Net investment income	$33,975

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
	Net realized gain on investment transactions	$238,278
	Net change in unrealized appreciation (depreciation) on investments	974,881
	Net realized and unrealized gain on investments	$1,213,159
	Net increase in net assets from operations	$1,247,134

See Notes to Financial Statements.	13

Wright Major Blue Chip Equities Fund (WMBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2017	December 31, 2016
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$33,975	$105,738
0	Net realized gain (loss) on investment transactions	238,278	(170,985)
Net change in unrealized appreciation (depreciation) on investments	974,881	1,120,300
Net increase in net assets from operations	$1,247,134	$1,055,053
Distributions to shareholders (Note 2)
From net investment income	$-	$(108,099)
From net realized capital gains	-	(939,427)
Total distributions	$-	$(1,047,526)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(319,928)	$(1,188,235)
Net increase (decrease) in net assets	$927,206	$(1,180,708)
##
NET ASSETS:
At beginning of period	11,616,277	12,796,985
At end of period	$12,543,483	$11,616,277

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$33,975	$-

See Notes to Financial Statements.	14

Wright Major Blue Chip Equities Fund (WMBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended	Years Ended December 31,
FINANCIAL HIGHLIGHTS	June 30, 2017		2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.420		$18.360	$19.100	$17.030	$12.690	$12.260
Income (loss) from investment operations:
Net investment income (1)	0.055		0.154	0.168	0.127	0.096	0.082
Net realized and unrealized gain (loss)	1.945		1.464	(0.727)	2.095	4.344	0.437
Total income (loss) from investment operations	2.000		1.618	(0.559)	2.222	4.440	0.519

Less distributions:
From net investment income	—		(0.172)	(0.181)	(0.152)	(0.100)	(0.089)
From net realized gains	—		(1.386)	—	—	—	—
Total distributions	—		(1.558)	(0.181)	(0.152)	(0.100)	(0.089)
Net asset value, end of period	$20.420		$18.420	$18.360	$19.100	$17.030	$12.690
Total Return(2)	10.80	%(3)	9.43%	(2.91)%	13.04%	35.03%	4.23%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$12,543	$11,616	$12,797	$15,925	$17,692		$15,559
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(4)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	0.56	%(4)	0.88%	0.89%	0.71%	0.65%	0.64%
Portfolio turnover rate	15	%(3)	44%	118%	62%	64%	76%

	For the six months ended June 30, 2017, and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012		For the six months ended June 30, 2017, and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012

(1)		Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)		Not annualized.
(4)		Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2017		2016	2015	2014	2013	2012

Ratios (As a percentage of average daily net assets):
Expenses	2.17	%(4)	2.20%	2.05%	1.86%	1.87%	1.84%
Net investment income (loss)	(0.21	)%(4)	0.08%	0.24%	0.25%	0.17%	0.20%

See Notes to Financial Statements.	15

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments – As of June 30, 2017

Shares	Value

EQUITY INTERESTS - 97.9%

AUSTRALIA - 5.1%
Australia & New Zealand Banking Group, Ltd.	3,845	$84,704
BHP Billiton, Ltd.	5,272	94,142
CIMIC Group, Ltd.	3,165	94,292
Crown Resorts, Ltd.	2,731	25,724
CSL, Ltd.	1,309	138,592
Dexus REIT	7,183	52,232
Fortescue Metals Group, Ltd.	11,506	46,070
		$535,756

CANADA - 12.7%
Alimentation Couche-Tard, Inc. - Class B	2,848	$136,315
Canadian National Railway Co.	951	77,050
Canadian Tire Corp., Ltd. - Class A	1,072	121,802
CCL Industries, Inc. - Class B	2,935	148,276
CGI Group, Inc. - Class A*	3,369	171,887
Enbridge, Inc.	482	19,173
Magna International, Inc.	1,808	83,627
Manulife Financial Corp.	9,461	177,098
Metro, Inc.	2,998	98,525
Open Text Corp.	1,390	43,807
Royal Bank of Canada	774	56,118
Toronto-Dominion Bank (The)	3,769	189,654
		$1,323,332

DENMARK - 0.3%
Pandora A/S	289	$26,933

FINLAND - 1.3%
Sampo OYJ - Class A	2,584	$132,240

FRANCE - 9.1%
Airbus SE	2,635	$216,385
Alstom SA	1,399	48,842
AXA SA	4,174	114,017
Capgemini SE	547	56,449
Orange SA	2,871	45,483
Societe Generale SA	2,048	110,042
TOTAL SA	5,267	260,025
Vivendi SA	4,460	99,143
		$950,386

GERMANY - 12.1%
adidas AG	280	$53,572
Allianz SE	655	128,793
BASF SE	1,864	172,396
Bayer AG	394	50,869
Bayerische Motoren Werke AG	371	34,393
Continental AG	280	60,342
Daimler AG	347	25,080
Hannover Rueck SE	1,121	134,185
Merck KGaA	541	65,252
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Class R	1,129	227,340
SAP SE	1,120	116,820

Shares	Value

Siemens AG	1,291	$177,209
Volkswagen AG	119	18,425
		$1,264,676

HONG KONG - 2.8%
BOC Hong Kong Holdings, Ltd.	26,500	$126,789
CK Hutchison Holdings, Ltd.	11,500	144,368
Henderson Land Development Co., Ltd.	3,520	19,637
		$290,794

INDIA - 0.5%
Infosys, Ltd., ADR	3,144	$47,223

IRELAND - 2.8%
AerCap Holdings NV*	1,695	$78,699
Ryanair Holdings PLC*	5,850	120,100
Ryanair Holdings PLC, ADR*	835	89,854
		$288,653

ISRAEL - 0.4%
Taro Pharmaceutical Industries, Ltd.*	400	$44,824

JAPAN - 20.3%
Asahi Kasei Corp.	13,000	$139,707
Central Japan Railway Co.	841	137,048
Daito Trust Construction Co., Ltd.	200	31,141
Daiwa House Industry Co., Ltd.	7,226	246,826
FUJIFILM Holdings Corp.	700	25,169
Hitachi High-Technologies Corp.	700	27,163
Hitachi Metals, Ltd.	1,400	19,463
Hoya Corp.	1,119	58,091
ITOCHU Corp.	15,200	225,781
KDDI Corp.	7,600	201,228
Kose Corp.	300	32,761
Mitsubishi Corp.	2,100	44,034
Mitsubishi Electric Corp.	2,500	35,945
Mitsubishi UFJ Financial Group, Inc.	6,000	40,306
Nippon Telegraph & Telephone Corp.	3,900	184,309
Nomura Real Estate Holdings, Inc.	5,200	102,001
Omron Corp.	600	26,032
ORIX Corp.	3,161	48,951
Rohm Co. Ltd,	500	38,403
Sekisui Chemical Co., Ltd.	3,100	55,483
Shimadzu Corp.	3,200	60,890
SoftBank Group Corp.	1,300	105,252
Subaru Corp.	500	16,848
Taisei Corp.	5,000	45,657
Tokio Marine Holdings, Inc.	900	37,254
Tokyo Electron, Ltd.	200	26,985
Toyota Motor Corp.	1,900	99,650
		$2,112,378

NETHERLANDS - 1.9%
ASML Holding NV	274	$35,657
ING Groep NV	9,287	159,944
		$195,601

SOUTH AFRICA - 0.2%
Foschini Group, Ltd. (The)	2,376	$24,894

See Notes to Financial Statements.	16

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments – As of June 30, 2017

Shares	Value

SPAIN - 4.0%
Enagas SA	2,196	$61,489
Gas Natural SDG SA	4,559	106,543
Iberdrola SA	17,209	136,079
Red Electrica Corp. SA	5,576	116,351
		$420,462

SWEDEN - 2.0%
Nordea Bank AB	5,413	$68,797
Skanska AB - Class B	5,834	138,267
		$207,064

SWITZERLAND - 11.3%
ABB, Ltd.	2,660	$65,774
Actelion, Ltd.*	1,772	495,435
Idorsia, Ltd.*	1,772	33,492
Nestle SA	4,293	374,094
Novartis AG	886	73,829
Swiss Re AG	1,412	129,235
		$1,171,859

UNITED KINGDOM - 11.1%
Bellway PLC	1,564	$60,439
BHP Billiton PLC	6,869	104,928
BP PLC	16,391	94,277
British American Tobacco PLC	1,502	102,116
BT Group PLC	23,367	89,464
National Grid PLC	7,095	87,718
Reckitt Benckiser Group PLC	1,050	106,166
Rio Tinto PLC	2,031	85,529
Royal Dutch Shell PLC - Class A	3,216	85,011
Royal Dutch Shell PLC - Class B	3,499	93,741
Shire PLC	1,232	67,821
Taylor Wimpey PLC	21,118	48,334
WPP PLC	6,419	134,575
		$1,160,119

TOTAL EQUITY INTERESTS - 97.9% (identified cost, $7,265,028)	$10,197,194

SHORT-TERM INVESTMENTS - 1.5%
Fidelity Investments Money Market Government Portfolio - Class I, 0.82% (1)	160,000	$160,000

TOTAL SHORT-TERM INVESTMENTS - 1.5% (identified cost, $160,000)	$160,000

TOTAL INVESTMENTS — 99.4% (identified cost, $7,425,028)	$10,357,194

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.6%	64,664

NET ASSETS — 100.0%	$10,421,858

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of June 30, 2017.

Portfolio Composition by Sector
% of total investments at June 30, 2017
Financials	19.3%
Industrials	17.1%
Health Care	9.8%
Consumer Discretionary	9.8%
Consumer Staples	8.4%
Materials	8.0%
Information Technology	6.7%
Telecom Services	6.1%
Energy	6.0%
Real Estate	4.4%
Utilities	4.4%

See Notes to Financial Statements.	17

Wright International Blue Chip Equities Fund (WIBC)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017

ASSETS:	FALSE
Investments, at value
(identified cost $7,425,028) (Note 1A)	$10,357,194	######
Foreign currency, at value
(identified cost $4,605) (Note 1A)	4,635
Receivable for fund shares sold	334
Dividends receivable	16,552
Tax reclaims receivable	33,319
Prepaid expenses and other assets	21,782
Total assets	$10,433,816

LIABILITIES:
Accrued expenses and other liabilities
Administrator fee	2,429
Transfer agent fee	2,346
Trustee expenses	1,239
Other expenses and liabilities	5,944
Total liabilities	$11,958
NET ASSETS	$10,421,858

NET ASSETS CONSIST OF:
Paid-in capital	$41,187,612
Accumulated net realized loss on investments and foreign currency	(33,700,452)
Undistributed net investment income	1,825
Unrealized appreciation on investments and foreign currency	2,932,873
Net assets applicable to outstanding shares	$10,421,858

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	677,147

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$15.39

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017

INVESTMENT INCOME (Note 1C)		FALSE
7E+06	Dividend income (net of foreign taxes $44,461)	$213,539
	Total investment income	$213,539

Expenses –
	Investment adviser fee (Note 3)	$51,535
	Administrator fee (Note 3)	10,951
	Trustee expense (Note 3)	5,351
	Custodian fee	7,206
	Accountant fee	29,532
	Distribution expenses (Note 4)	16,105
	Transfer agent fee	20,728
	Printing	23
	Shareholder communications	2,722
	Audit services	8,366
	Legal services	3,120
	Compliance services	2,685
	Registration costs	9,893
	Interest expense (Note 8)	137
	Miscellaneous	10,449
	Total expenses	$178,803

Deduct –
	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(59,492)
	Net expenses	$119,311
	Net investment income	$94,228

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss –
	Investment transactions	$1,887,041
	Foreign currency transactions	(28,268)
	Net realized loss	$1,858,773

Change in unrealized appreciation (depreciation) –
	Investments	$(768,585)
	Foreign currency translations	6,298
	Net change in unrealized appreciation (depreciation) on investments	$(762,287)
	Net realized and unrealized gain on investments and foreign currency translations	$1,096,486
	Net increase in net assets from operations	$1,190,714

See Notes to Financial Statements.	18

Wright International Blue Chip Equities Fund (WIBC)

		Six Months	Year Ended
	STATEMENTS OF CHANGES IN NET ASSETS	Ended June 30, 2017	December 31, 2016
	INCREASE (DECREASE) IN NET ASSETS:
	From operations –
	Net investment income	$94,228	$257,891
-39919	Net realized gain (loss) on investment and foreign currency transactions	1,858,773	(382,347)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(762,287)	(146,885)
	Net increase (decrease) in net assets from operations	$1,190,714	$(271,341)
	Distributions to shareholders (Note 2)
	From net investment income	$(33,371)	$(308,333)
	Total distributions	$(33,371)	$(308,333)
	Net decrease in net assets resulting from fund share transactions (Note 6)	$(8,075,774)	$(7,416,846)
	Net decrease in net assets	$(6,918,431)	$(7,996,520)
##
	NET ASSETS:
	At beginning of period	17,340,289	25,336,809
	At end of period	$10,421,858	$17,340,289

	UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$1,825	$(59,032)

See Notes to Financial Statements.	19

Wright International Blue Chip Equities Fund (WIBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended	Years Ended December 31,
FINANCIAL HIGHLIGHTS	June 30, 2017		2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.030		$14.400	$14.900	$16.280	$14.120	$12.580
Income (loss) from investment operations:
Net investment income (1)	0.107		0.161	0.169	0.382	0.236	0.244
Net realized and unrealized gain (loss)	1.302		(0.300)	(0.486)	(1.439)	2.480	1.567
Total income (loss) from investment operations	1.409		(0.139)	(0.317)	(1.057	2.716	1.811

Less distributions:
From net investment income	(0.049)		(0.231)	(0.185)	(0.323)	(0.556)	(0.272)
Redemption Fees(1)	—	(2)	— (2)	0.002	— (2)	— (2)	0.001
#
Net asset value, end of period	$15.390		$14.030	$14.400	$14.900	$16.280	$14.120
Total Return(3)	10.06	%(4)	(0.94)%	(2.11)%	(6.51)%	19.46%	14.45%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$10,422	$17,340	$25,337	$27,992	$32,067		$33,256
Ratios (As a percentage of average daily net assets):
Net expenses	1.85	%(5)	1.85%	1.85%	1.85%	1.85%	1.85%
Net investment income	1.46	%(5)	1.17%	1.11%	2.37%	1.57%	1.84%
Portfolio turnover rate	17	%(4)	49%	33%	57%	45%	58%

	For the six months ended June 30, 2017, and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012		For the six months ended June 30, 2017, and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012

(1)		Computed using average shares outstanding.
(2)		Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)		Not annualized.
(5)		Annualized.
(6)
For the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2017		2016	2015	2014	2013	2012

Ratios (As a percentage of average daily net assets):
Expenses	2.78	%(5)	2.23%	2.04%	2.01%	2.01%	2.01%
Net investment income	0.53	%(5)	0.79%	0.92%	2.21%	1.41%	1.69%

See Notes to Financial Statements.	20

The Wright Managed Equity Trust Notes to Financial Statements

1. Significant Accounting Policies
Wright Selected Blue Chip Equities Fund ("WSBC"), Wright Major Blue Chip Equities Fund ("WMBC"), and Wright International Blue Chip Equities Fund ("WIBC") (each a "Fund" and collectively, the "Funds") (the Funds constituting The Wright Managed Equity Trust (the "Trust")), are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Funds seek to provide total return consisting of price appreciation and current income.
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
A. Investment Valuations – Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service. Investments in open-end mutual funds are valued at net asset value. Short-term debt securities with a remaining maturity of sixty days or less may be valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges are monitored by the investment adviser and may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security's value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds' understanding of applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.
D. Federal Taxes – Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income and all or substantially all of its net realized capital gains. Accordingly,

21

The Wright Managed Equity Trust Notes to Financial Statements

no provision for federal income or excise tax is necessary. Foreign taxes are provided for based on WIBC's understanding of the tax rules and rates that exist in the foreign markets in which it invests. At December 31, 2016, WMBC and WIBC, for federal income tax purposes, has capital loss carryforwards of $170,512 and $35,322,984, which will reduce each Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:
December 31,	WIBC
2017	$34,697,416

In addition to the amounts noted in the table above, WMBC and WIBC has $170,512 and $597,380, respectively, of available short term capital loss carryforwards and $28,188 for WIBC in long term capital loss carryforwards that have no expiration date.

As of June 30, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended December 31, 2016, remains subject to examination by the Internal Revenue Service.
E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.
F. Redemption Fees – A shareholder who redeems or exchanges shares of WIBC within three months of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to WIBC to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.
G. Foreign Currency Translation – Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. The portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I. Indemnifications – Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.
J. Interim Financial Statements – The interim financial statements relating to June 30, 2017, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the

22

The Wright Managed Equity Trust Notes to Financial Statements

opinion of Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2. Distributions to Shareholders
It is the present policy of the Trust to make annual distributions of all or substantially all of the net investment income of the Funds and to distribute annually all or substantially all of the net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) of the Funds. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
	WSBC	WMBC	WIBC
Undistributed ordinary income	$-	$-	$33,362
Undistributed long-term gain	837,818	-	-
Capital loss carryforward	-	(170,512)	(35,322,984)
Net unrealized appreciation	7,246,232	1,031,382	3,366,525
Total	$8,084,050	$860,870	$(31,923,097)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, passive foreign investment company transactions and real estate investment trust transactions.
3. Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Wright Investor Services, Inc. ("Wright") as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.
Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WSBC	0.60%	0.57%	0.54%	0.50%	0.45%
WMBC	0.60%	0.57%	0.54%	0.50%	0.45%
WIBC	0.80%	0.78%	0.76%	0.72%	0.67%

23

The Wright Managed Equity Trust Notes to Financial Statements

For the period ended June 30, 2017, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:
Fund	Investment Adviser Fee	Effective Annual Rate
WSBC	$ 97,541	0.60%
WMBC	$ 36,367	0.60%
WIBC	$ 51,535	0.80%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.17% of WIBC's average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. The fee is computed at an annual rate of 0.12% of WSBC's and WMBC's average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.
For the period ended June 30, 2017, the administrator fee for WSBC, WMBC and WIBC amounted to $19,508, $7,273 and $10,951, respectively.
Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds' principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright. The Trustees are compensated by the Trust in conjunction with the Wright Managed Income Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees' fees attributable to each Fund is disclosed in each Fund's Statement of Operations.
4. Distribution and Service Plans
The Trust has in effect a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors' Service Distributors, Inc. ("WISDI"), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI. Distribution fees paid to WISDI for the period ended June 30, 2017, for WSBC, WMBC and WIBC were $40,642, $15,153 and $16,105, respectively. In addition, the Trustees have adopted a service plan (the "Service Plan") which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund's shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund's average daily net assets. For the period ended June 30, 2017, the Funds did not accrue or pay any service fees.
Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.40% of the average daily net assets of each of WSBC and WMBC and 1.85% of the average daily net assets of WIBC through April 30, 2018 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, Wright waived and/or reimbursed investment adviser fees and expenses of $31,702 and $43,387 for WMBC and WIBC, respectively. WISDI waived distribution fees of $13,773, $15,153

24

The Wright Managed Equity Trust Notes to Financial Statements

and $16,105 for WSBC, WMBC and WIBC, respectively.
5. Investment Transactions
Purchases and sales of investments, other than short-term obligations, were as follows:
Six Months Ended June 30, 2017
	WSBC	WMBC	WIBC
Purchases	$7,755,337	$1,805,612	$2,239,791
Sales	$13,250,883	$2,110,692	$10,226,953

6. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
December 31, 2017	36525	42916 #	#		42735
	Six Months Ended June 30, 2017			Year Ended December 31, 2016
	Shares	Amount		Shares	Amount
WSBC
Sold	91,624	$1,114,145		744,147	$8,152,464
Issued to shareholders in payment of distributions declared	45,731	554,257		63,181	701,757
Redemptions	(497,344)	(6,019,251)		(1,302,233)	(14,658,811)
Net decrease	(359,989)	$(4,350,849)		(494,905)	$(5,804,590)
December 31, 2017	36525	42916 #	#		42735
	Six Months Ended June 30, 2017			Year Ended December 31, 2016
	Shares	Amount		Shares	Amount
WMBC
Sold	25,700	$495,717		38,375	$675,147
Issued to shareholders in payment of distributions declared	-	-		58,106	1,004,419
Redemptions	(42,006)	(815,645)		(162,847)	(2,867,801)
Net decrease	(16,306)	$(319,928)		(66,366)	$(1,188,235)
December 31, 2017	36525	42916 #	#		42735
	Six Months Ended June 30, 2017			Year Ended December 31, 2016
	Shares	Amount		Shares	Amount
WIBC
Sold	8,702	$126,701		130,220	$1,726,027
Issued to shareholders in payment of distributions declared	2,145	31,387		21,453	298,088
Redemptions	(569,560)	(8,233,884)		(675,398)	(9,441,303)
Redemption fees	-	22		-	342
Net decrease	(558,713)	$(8,075,774)		(523,725)	$(7,416,846)

25

The Wright Managed Equity Trust Notes to Financial Statements

7. Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2017, as computed on a federal income tax basis, were as follows:
Six Months Ended June 30, 2017
	WSBC	WMBC	WIBC
Aggregate cost	$22,515,225	$10,518,810	$7,425,028
Gross unrealized appreciation	$8,473,985	$2,320,623	$3,004,251
Gross unrealized depreciation	(669,346)	(312,930)	(72,085)
Net unrealized appreciation	$7,804,639	$2,007,693	$2,932,166

8. Line of Credit
The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with MUFG Union Bank, N.A. ("Union Bank"). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds' requested amounts at any particular time. As of June 30, 2017, the Funds had no outstanding balances pursuant to this line of credit.The average borrowings and average interest rate (based on days with outstanding balances) for the period ended June 30, 2017, were as follows:
	WSBC	WMBC	WIBC
Average borrowings	$213,690	$55,501	$147,187
Average interest rate	1.93%	1.99%	1.82%

9. Risks Associated with Foreign Investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.
10. Fair Value Measurements
Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

26

The Wright Managed Equity Trust Notes to Financial Statements
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2017, the inputs used in valuing each Fund's investments, which are carried at value, were as follows:
WSBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$30,317,831	$-	$-	$30,317,831
Short-Term Investments	-	2,033	-	2,033
Total Investments	$30,317,831	$2,033	$-	$30,319,864

WMBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$12,355,153	$-	$-	$12,355,153
Short-Term Investments	-	171,350	-	171,350
Total Investments	$12,355,153	$171,350	$-	$12,526,503

WIBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$10,197,194	$-	$-	$10,197,194
Short-Term Investments	-	160,000	-	160,000
Total Investments	$10,197,194	$160,000	$-	$10,357,194

The Level 1 values displayed in these tables under Equity Interests are Common Stock. Refer to each Fund's Portfolio of Investments for a further breakout of each security by industry or country.
The Funds utilize the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
11. New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ending after August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds' financial statements and related disclosures.

27

The Wright Managed Equity Trust Notes to Financial Statements

12. Review for Subsequent Events
In connection with the preparation of the financial statements of the Funds as of and for the period ended June 30, 2017, events and transactions subsequent to June 30, 2017, have been evaluated by the Funds' management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

28

Wright Current Income Fund (WCIF) Portfolio of Investments – As of June 30, 2017

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 95.0%

AGENCY MORTGAGE-BACKED SECURITIES - 92.0%
$121,146	FHLMC Gold Pool #A37619	4.500%	09/01/35	$130,242
194,904	FHLMC Gold Pool #A39555	5.500%	11/01/35	219,444
418,369	FHLMC Gold Pool #A88945	4.000%	08/01/39	444,316
428,271	FHLMC Gold Pool #A92435	5.000%	06/01/40	467,280
17,998	FHLMC Gold Pool #C00778	7.000%	06/01/29	20,518
238,969	FHLMC Gold Pool #C03552	4.500%	08/01/40	259,556
513,295	FHLMC Gold Pool #G05457	4.500%	05/01/39	556,426
266,624	FHLMC Gold Pool #G07025	5.000%	02/01/42	291,433
97,934	FHLMC Gold Pool #G08022	6.000%	11/01/34	111,212
89,488	FHLMC Gold Pool #G08047	6.000%	03/01/35	101,477
505,061	FHLMC Gold Pool #G08378	6.000%	10/01/39	568,044
254,705	FHLMC Gold Pool #G30285	6.000%	02/01/26	286,447
62,148	FHLMC Gold Pool #G80111	7.300%	12/17/22	66,436
7,996	FHLMC Gold Pool #H09098	6.500%	10/01/37	8,779
102,810	FHLMC Gold Pool #P00024	7.000%	09/01/32	114,974
322,644	FHLMC Gold Pool #P50079	5.000%	07/01/33	339,502
174,912	FHLMC Gold Pool #T30126	5.550%	07/01/37	193,124
71,518	FHLMC Gold Pool #T30133	5.550%	07/01/37	78,985
339,040	FHLMC Gold Pool #T60798	3.500%	07/01/42	345,565
192,435	FHLMC Gold Pool #U30400	5.550%	06/01/37	212,426
1,490,045	FHLMC Gold Pool #U80611	4.500%	11/01/33	1,628,811
189,727	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	215,656
32,684	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	37,404
22,303	FHLMC, Series 2201, Class C	8.000%	11/15/29	25,704
88,867	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	99,659
21,749	FHLMC, Series 2576, Class HC	5.500%	03/15/33	24,035
63,734	FHLMC, Series 2802, Class OH	6.000%	05/15/34	69,763
213,156	FHLMC, Series 3033, Class WY	5.500%	09/15/35	240,311
79,297	FHLMC, Series 3072, Class DL	6.000%	02/15/35	86,650
271,944	FHLMC, Series 3143, Class BC	5.500%	02/15/36	300,026
38,464	FHLMC, Series 3255, Class QE	5.500%	12/15/36	42,936
356,121	FHLMC, Series 3613, Class HJ	5.500%	12/15/39	398,430
260,609	FHLMC, Series 3677, Class PB	4.500%	05/15/40	278,202
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	485,082
482,974	FHLMC, Series 3960, Class BM	3.000%	02/15/30	492,483
131,152	FHLMC, Series 4050, Class NK	4.500%	09/15/41	140,477
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,118,112
21,496	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	23,453
183,474	FNMA Pool #252034	7.000%	09/01/28	210,817
15,389	FNMA Pool #252215	6.000%	11/01/28	17,360
176,650	FNMA Pool #256182	6.000%	03/01/36	192,470
19,880	FNMA Pool #256972	6.000%	11/01/37	21,306
100,630	FNMA Pool #257138	5.000%	03/01/38	105,554
42,779	FNMA Pool #594207	6.500%	02/01/31	47,873
165,328	FNMA Pool #687887	5.500%	03/01/33	188,576
280,404	FNMA Pool #694795	5.500%	04/01/33	320,080
94,102	FNMA Pool #724888	5.500%	06/01/33	101,968
127,814	FNMA Pool #735861	6.500%	09/01/33	145,586
209,518	FNMA Pool #745318	5.000%	12/01/34	227,454
78,452	FNMA Pool #801506	4.750%	09/01/34	84,833
84,658	FNMA Pool #813839	6.000%	11/01/34	93,568

See Notes to Financial Statements.	29

Wright Current Income Fund (WCIF) Portfolio of Investments – As of June 30, 2017

Face Amount	Description	Coupon Rate	Maturity Date	Value

$44,671	FNMA Pool #819230	5.350%	02/01/35	$50,414
363,608	FNMA Pool #819457	4.750%	02/01/35	394,189
955,328	FNMA Pool #821082	6.000%	03/01/35	1,049,027
154,873	FNMA Pool #831927	6.000%	12/01/36	176,210
90,265	FNMA Pool #833303	5.150%	05/01/35	101,663
451,043	FNMA Pool #846323	4.250%	11/01/35	479,341
452,983	FNMA Pool #851762	4.250%	01/01/36	482,078
235,055	FNMA Pool #852504	5.350%	09/01/35	262,374
26,989	FNMA Pool #878502	5.350%	12/01/35	30,456
420,080	FNMA Pool #883281	7.000%	07/01/36	489,449
28,020	FNMA Pool #888534	5.000%	08/01/37	29,383
472,217	FNMA Pool #891367	4.750%	04/01/36	513,110
154,997	FNMA Pool #895567	5.450%	04/01/36	175,988
571,715	FNMA Pool #896838	5.450%	07/01/36	637,679
541,293	FNMA Pool #899651	6.500%	08/01/37	618,431
8,815	FNMA Pool #908160	5.500%	12/01/36	8,984
106,602	FNMA Pool #930504	5.000%	02/01/39	115,431
42,829	FNMA Pool #930664	6.500%	03/01/39	49,727
405,049	FNMA Pool #940441	5.780%	03/01/37	455,562
136,166	FNMA Pool #954633	5.500%	02/01/37	149,678
15,309	FNMA Pool #954957	6.000%	10/01/37	16,332
137,579	FNMA Pool #995656	7.000%	06/01/33	162,212
386,553	FNMA Pool #AB2693	4.500%	04/01/41	419,428
256,876	FNMA Pool #AC5445	5.000%	11/01/39	283,588
358,193	FNMA Pool #AC9581	5.500%	01/01/40	402,370
218,554	FNMA Pool #AL6860	4.500%	03/01/44	239,192
217,290	FNMA Pool #AM4671	5.320%	10/01/43	261,102
808,936	FNMA Pool #AM5015	4.940%	12/01/43	930,185
168,324	FNMA Pool #AS5235	3.500%	06/01/45	174,173
142,206	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	159,620
221,899	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	253,190
122,018	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	140,281
1,778,630	FNMA, Series 2003-18, Class XD	5.000%	03/25/33	1,914,826
43,028	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	47,370
218,971	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	247,252
153,458	FNMA, Series 2004-17, Class H	5.500%	04/25/34	171,428
261,251	FNMA, Series 2004-18, Class EZ	6.000%	04/25/34	292,675
96,559	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	99,292
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	205,951
98,743	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	108,184
575,887	FNMA, Series 2006-24, Class Z	5.500%	04/25/36	645,643
174,180	FNMA, Series 2007-71, Class GB	6.000%	07/25/37	196,215
159,724	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	181,251
375,702	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	412,146
429,950	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	470,336
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	172,889
290,000	FNMA, Series 2010-136, Class CY	4.000%	12/25/40	312,298
651,423	FNMA, Series 2012-133, Class PB	6.500%	04/25/42	741,196
101,294	FNMA, Series 2012-51, Class B	7.000%	05/25/42	115,997
568,626	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	606,209
71,162	FNMA, Series G93-5, Class Z	6.500%	02/25/23	76,421
50	GNMA I Pool #602377	4.500%	06/15/18	50
245	GNMA I Pool #603377	4.500%	01/15/18	247
159,376	GNMA I Pool #615272	4.500%	07/15/33	174,826
109,181	GNMA I Pool #626755	5.000%	03/15/35	120,566
142,787	GNMA I Pool #644970	5.000%	06/15/35	156,968

See Notes to Financial Statements.	30

Wright Current Income Fund (WCIF) Portfolio of Investments – As of June 30, 2017

Face Amount	Description	Coupon Rate	Maturity Date	Value

$86,315	GNMA I Pool #647406	5.000%	09/15/35	$94,928
113,467	GNMA I Pool #650493	5.000%	01/15/36	124,752
98,484	GNMA I Pool #675477	5.000%	06/15/38	108,399
322,518	GNMA I Pool #678649	4.000%	12/15/39	347,176
77,196	GNMA I Pool #697999	4.500%	02/15/24	79,776
253,487	GNMA I Pool #711286	6.500%	10/15/32	277,354
362,664	GNMA I Pool #737844	3.500%	01/15/26	378,956
483,930	GNMA I Pool #752112	3.500%	01/15/33	507,364
214,376	GNMA I Pool #781341	6.000%	10/15/31	244,289
381,434	GNMA I Pool #781886	5.500%	03/15/35	429,661
79,681	GNMA I Pool #782771	4.500%	09/15/24	84,774
610,259	GNMA II Pool #003066	5.500%	04/20/31	667,557
25,650	GNMA II Pool #003284	5.500%	09/20/32	28,641
131,483	GNMA II Pool #003403	5.500%	06/20/33	147,305
268,152	GNMA II Pool #003638	6.000%	11/20/34	304,524
73,041	GNMA II Pool #003689	4.500%	03/20/35	78,275
256,865	GNMA II Pool #003909	5.500%	10/20/36	283,502
7,346	GNMA II Pool #004284	5.500%	11/20/38	7,718
100,546	GNMA II Pool #004291	6.000%	11/20/38	113,648
23,115	GNMA II Pool #004412	5.000%	04/20/39	24,133
147,030	GNMA II Pool #004561	6.000%	10/20/39	168,345
104,686	GNMA II Pool #004702	3.500%	06/20/25	108,588
113,312	GNMA II Pool #004753	8.000%	08/20/30	124,745
473,195	GNMA II Pool #004838	6.500%	10/20/40	535,201
1,003,979	GNMA II Pool #442324	4.500%	08/20/41	1,079,850
74,054	GNMA II Pool #610116	5.760%	04/20/33	81,645
193,167	GNMA II Pool #648541	6.000%	10/20/35	204,406
540,272	GNMA II Pool #781642	5.500%	08/20/33	613,818
531,510	GNMA II Pool #AG0467	4.000%	04/20/44	559,936
91,724	GNMA II Pool #MA2295	4.500%	10/20/44	94,944
140,155	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	158,900
46,601	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	53,125
43,190	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	50,236
102,509	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	115,179
58,766	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	61,341
148,852	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	159,784
139,616	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	143,012
329,026	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	361,859
275,110	GNMA, Series 2003-57, Class C	4.500%	04/20/33	300,554
90,526	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	100,856
8,796	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	8,861
186,266	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	194,245
544,057	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	595,521
178,283	GNMA, Series 2005-49, Class B	5.500%	06/20/35	198,718
148,974	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	163,689
53,184	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	59,799
860,140	GNMA, Series 2007-14, Class PB	5.400%	03/20/37	954,647
43,237	GNMA, Series 2007-18, Class B	5.500%	05/20/35	49,446
300,155	GNMA, Series 2007-59, Class ZT	5.500%	10/20/37	332,266
75,464	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	83,112
42,320	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	47,843
230,386	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	254,458
338,103	GNMA, Series 2008-35, Class NF	5.000%	04/20/38	370,287
348,478	GNMA, Series 2008-38, Class PL	5.500%	05/20/38	383,333
308,370	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	338,305
1,443,684	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	1,634,112

See Notes to Financial Statements.	31

Wright Current Income Fund (WCIF) Portfolio of Investments – As of June 30, 2017

Face Amount	Description	Coupon Rate	Maturity Date	Value

$157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	$177,112
411,548	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	456,100
1,500,000	GNMA, Series 2010-116, Class JB	5.000%	06/16/40	1,683,843
289,153	GNMA, Series 2010-129, Class NK	4.000%	06/20/39	302,227
320,960	GNMA, Series 2012-124, Class NE	2.000%	10/20/42	267,109

Total Agency Mortgage-Backed Securities (identified cost, $47,398,750)	$47,425,997

OTHER U.S. GOVERNMENT GUARANTEED - 3.0%

INDUSTRIALS - 3.0%
$1,383,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,579,383

Total Other U.S. Government Guaranteed (identified cost, $1,576,108)	$1,579,383

TOTAL FIXED INCOME INVESTMENTS (identified cost, $48,974,858) — 95.0%	$49,005,380

SHORT-TERM INVESTMENTS - 4.8%

$2,448,201	Fidelity Investments Money Market Government Portfolio - Class I, 0.82% (1)	$2,448,201

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,448,201) — 4.8%	$2,448,201

TOTAL INVESTMENTS (identified cost, $51,423,059) — 99.8%	$51,453,581

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	110,087

NET ASSETS — 100.0%	$51,563,668

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of June 30, 2017.

Portfolio Composition by Security Type
% of total investments at June 30, 2017
Agency Mortgage-Backed Securities	92.2%
Other U.S. Government Guaranteed	3.0%
Short-Term Investments	4.8%

See Notes to Financial Statements.	32

Wright Current Income Fund (WCIF)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017

ASSETS:	FALSE
Investments, at value
(identified cost $51,423,059) (Note 1A)	$51,453,581	######
Receivable for fund shares sold	1,987
Dividends and interest receivable	201,753
Prepaid expenses and other assets	28,329
Total assets	$51,685,650

LIABILITIES:
Payable for fund shares reacquired	$6,538
Distributions payable	95,372
Accrued expenses and other liabilities
Administrator fee	5,473
Transfer agent fee	2,346
Trustee expenses	1,239
Other expenses and liabilities	11,014

Total liabilities	$121,982
NET ASSETS	$51,563,668

NET ASSETS CONSIST OF:
Paid-in capital	$57,468,804
Accumulated net realized loss on investments	(5,851,491)
Distributions in excess of net investment income	(84,167)
Unrealized appreciation on investments	30,522
Net assets applicable to outstanding shares	$51,563,668

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	5,742,307

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$8.98

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017

INVESTMENT INCOME (Note 1C)		FALSE
	Interest income	$1,135,300
5E+07	Dividend income	5,163
	Total investment income	$1,140,463

Expenses –
	Investment adviser fee (Note 3)	$121,893
	Administrator fee (Note 3)	24,379
	Trustee expense (Note 3)	5,473
	Custodian fee	3,033
	Accountant fee	19,634
	Distribution expenses (Note 4)	67,718
	Transfer agent fee	15,371
	Printing	95
	Shareholder communications	4,080
	Audit services	9,841
	Legal services	9,806
	Compliance services	3,540
	Registration costs	13,498
	Interest expense (Note 8)	142
	Miscellaneous	31,275
	Total expenses	$329,778

Deduct –
	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(85,850)
	Net expenses	$243,928
	Net investment income	$896,535

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
	Net realized loss on investment transactions	$(573,931)
	Net change in unrealized appreciation (depreciation) on investments	206,611
	Net realized and unrealized loss on investments	$(367,320)
	Net increase in net assets from operations	$529,215

See Notes to Financial Statements.	33

Wright Current Income Fund (WCIF)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2017	December 31, 2016
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$896,535	$1,103,339
0	Net realized gain (loss) on investment transactions	(573,931)	468,869
Net change in unrealized appreciation (depreciation) on investments	206,611	(981,838)
Net increase in net assets from operations	$529,215	$590,370
Distributions to shareholders (Note 2)
From net investment income	$(980,702)	$(2,315,168)
Total distributions	$(980,702)	$(2,315,168)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(6,690,015)	$(6,392,752)
Net decrease in net assets	$(7,141,502)	$(8,117,550)
##
NET ASSETS:
At beginning of period	58,705,170	66,822,720
At end of period	$51,563,668	$58,705,170

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(84,167)	$-

See Notes to Financial Statements.	34

Wright Current Income Fund (WCIF)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended	Years Ended December 31,
FINANCIAL HIGHLIGHTS	June 30, 2017		2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.050		$9.300	$9.500	$9.440	$10.010	$10.100
Income (loss) from investment operations:
Net investment income (1)	0.148		0.154	0.195	0.225	0.173	0.225
Net realized and unrealized gain (loss)	(0.056)		(0.081)	(0.060)	0.188	(0.365)	0.081
Total income (loss) from investment operations	0.092		0.073	0.135	0.413	(0.192)	0.306

Less distributions:
From net investment income	(0.162)		(0.323)	(0.335)	(0.353)	(0.378)	(0.396)
Net asset value, end of period	$8.980		$9.050	$9.300	$9.500	$9.440	$10.010
Total Return(2)	1.02	%(3)	0.73%	1.41%	4.44%	(1.95)%	3.06%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$51,564	$58,705	$66,823	$65,954	$59,377		$79,454
Ratios (As a percentage of average daily net assets):
Net expenses	0.90	%(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	3.31	%(4)	1.65%	2.05%	2.37%	1.77%	2.23%
Portfolio turnover rate	1	%(3)	34%	35%	27%	39%	27%

	For the six months ended June 30, 2017, and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012		For the six months ended June 30, 2017, and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012

(1)		Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)		Not annualized.
(4)		Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2017		2016	2015	2014	2013	2012

Ratios (As a percentage of average daily net assets):
Expenses	1.22	%(4)	1.14%	1.18%	1.24%	1.16%	1.16%
Net investment income	2.99	%(4)	1.41%	1.77%	2.03%	1.51%	1.97%

See Notes to Financial Statements.	35

The Wright Managed Income Trust Notes to Financial Statements

1. Significant Accounting Policies
Wright Current Income Fund ("WCIF") (the "Fund") is a diversified portfolio of The Wright Managed Income Trust (the "Trust"), an open-end, management investment company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). WCIF seeks a high level of current income consistent with moderate fluctuations of principal.
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
A. Investment Valuations – Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when these prices are representative of the securities' market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service as described above. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security's value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.
Paydown gains and losses are included in interest income.
D. Federal Taxes – The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2016, WCIF, for federal income tax purposes, had $2,521,549 available short term capital loss carryforwards and $2,373,580 available long term capital loss carryforwards that have no expiration date which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

36

The Wright Managed Income Trust Notes to Financial Statements

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's federal tax returns filed in the 3-year period ended December 31, 2016, remain subject to examination by the Internal Revenue Service.
E. Expenses – The majority of expenses of the Trust are directly identifiable to the Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.
F. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G. Indemnifications – Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Interim Financial Statements – The interim financial statements relating to June 30, 2017, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Fund management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2. Distributions to Shareholders
The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.
As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
WCIF
Capital loss carryforward	$(4,895,129)
Unrealized (depreciation)	(558,520)
Total	$(5,453,649)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to premium amortization and paydown gain (loss).
3. Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Wright Investor Services, Inc. ("Wright") as compensation for investment advisory services rendered to the Fund. The fees are computed at annual rates of the Fund's average daily net assets as noted below, and are payable monthly.

37

The Wright Managed Income Trust Notes to Financial Statements

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WCIF	0.45%	0.44%	0.42%	0.40%	0.35%

For the period ended June 30, 2017, the fee and the effective annual rate, as a percentage of average daily net assets for the Fund was as follows:
Fund	Investment Adviser Fee	Effective Annual Rate
WCIF	$121,893	0.45%

The administrator fee is earned by Wright for administering the business affairs of the Fund. The fee is computed at an annual rate of 0.09% of the average daily net assets up to $100 million for WCIF, and 0.05% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") serves as sub-administrator of the Fund to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.
For the period ended June 30, 2017, the administrator fee for WCIF amounted to $24,379.
Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Fund's principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright. The Trustees are compensated by the Trust in conjunction with the Wright Managed Equity Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees' fees attributable to the Fund is disclosed in the Fund's Statement of Operations.
4. Distribution and Service Plans
The Trust has in effect a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that the Fund will pay Wright Investors' Service Distributors, Inc. ("WISDI"), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of the Fund for distribution services and facilities provided to the Fund by WISDI. Distribution fees paid or accrued to WISDI for the period ended June 30, 2017, for WCIF were $67,718.
In addition, the Trustees have adopted a service plan (the "Service Plan") which allows the Fund to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of the Fund's shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of the Fund's average daily net assets. For the period ended June 30, 2017, the Fund did not accrue or pay any service fees.
Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.00% of the average daily net assets of WCIF, through April 30, 2018 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. In addition, Wright and WISDI have voluntarily agreed to further limit the total annual expenses of WCIF to 0.90% of its average daily net assets. Such voluntary limitation may be

38

The Wright Managed Income Trust Notes to Financial Statements

terminated at any time. Pursuant to these agreements and voluntary limitation, Wright waived and/or reimbursed investment adviser fees of $18,132 for WCIF. WISDI waived distribution fees of $67,718 for WCIF.
5. Investment Transactions
Purchases and sales (including maturities and paydowns) of investments, other than short-term obligations, were as follows:
Six Months Ended June 30, 2017
WCIF
Purchases -
Non-U.S. Government & Agency Obligations	$ -
U.S. Government & Agency Obligations	731,083
Sales -
Non-U.S. Government & Agency Obligations	$ 38,000
U.S. Government & Agency Obligations	8,172,639

6. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
December 31, 2017	36525	42916 #	#		42735
	Six Months Ended June 30, 2017			Year Ended December 31, 2016
	Shares	Amount		Shares	Amount
WCIF
Sold	429,064	$3,874,714		1,648,494	$15,446,094
Issued to shareholders in payment of distributions declared	40,944	369,329		96,715	903,089
Redemptions	(1,211,106)	(10,934,058)		(2,447,720)	(22,741,935)
Net decrease	(741,098)	$(6,690,015)		(702,511)	$(6,392,752)

7. Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2017, as computed on a federal income tax basis, were as follows:
Six Months Ended June 30, 2017
WCIF
Aggregate cost	$51,423,059
Gross unrealized appreciation	$444,729
Gross unrealized depreciation	(414,207)
Net unrealized depreciation	$30,522

8. Line of Credit
The Fund participates with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. ("Union Bank"). The Fund may temporarily borrow from the line

39

The Wright Managed Income Trust Notes to Financial Statements

of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of the Fund's requested amounts at any particular time. As of June 30, 2017, the Fund had no outstanding balance pursuant to this line of credit.The average borrowings and average interest rate (based on days with outstanding balances) for the period ended June 30, 2017, were as follows:
WCIF
Average borrowings	$405,608
Average interest rate	1.78%

9. Fair Value Measurements
Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2017, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

WCIF Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$47,425,997	$-	$47,425,997
Other U.S. Government Guaranteed	-	1,579,383	-	1,579,383
Short-Term Investments	-	2,448,201	-	2,448,201
Total Investments	$-	$51,453,581	$-	$51,453,581

The level classification by major category of investments is the same as the category presentation in the Fund's Portfolio of Investments.
There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
10. New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ending after

40

The Wright Managed Income Trust Notes to Financial Statements

August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund's financial statements and related disclosures.

11. Review for Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the period ended June 30, 2017, events and transactions subsequent to June 30, 2017, have been evaluated by the Fund's management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

41

Board of Trustees
Annual Approval of the Investment Advisory Agreement

The investment advisory agreement between Wright Managed Equity Trust and Wright Managed Income Trust (the "Trusts"), on behalf of the series of the Trusts (the "Funds"), and Wright Investors' Service, Inc. ("Wright") must be renewed at least annually by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreement or "interested persons" of any party thereto (the "Independent Trustees").

In March 2017 (the "March Meeting"), the Independent Trustees and the interested Trustee (together, the "Board") met in person joined by representatives of Wright and others to give consideration to information bearing on the approval of the investment advisory agreement between the Trusts, on behalf of each Fund, and Wright. The Independent Trustees and independent legal counsel to the Independent Trustees ("Independent Legal Counsel") also met separately from the interested Trustee, representatives of Wright, and others in order to further consider such information. A description of the conclusion of the Board in approving the investment advisory agreement follows.

The Board was presented with a wide range of information to assist in their deliberations. These materials included comparative performance of each Fund with appropriate benchmarks, including the average return within the applicable Morningstar category. The comparative performance for each Fund was presented for all periods available as of the end of the calendar year and for compound annual rates for various cumulative periods ended December 31, 2016. The materials also included comparative investment advisory fees and expenses of each Fund, both before and after any fee waivers or expense limitations, with an appropriate peer group of funds.

The materials also included a copy of the proposed investment advisory agreements and other information regarding the fee arrangement, including the structure of the investment advisory fee, the method of computing that fee, the expense limitations in place, potential economies of scale resulting from increases in the size of each Fund, and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with each Fund's shareholders. The Independent Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement.

The Board was also presented information concerning the following:

•	the terms of the proposed investment advisory agreement, including the fees payable under the agreement, and expense limitations for each Fund;

•	the manner in which each Fund's shares would be distributed and the presence of a distribution fee that could be paid by the Fund;

•	the nature and extent of the services to be provided by Wright, including information about the investment strategies and policies of the Funds;

•	the personnel of Wright responsible for managing each Fund;

•	the compliance program of Wright;

•	the financial condition and stability of Wright;

•	the potential for Wright to derive benefits that are ancillary to serving as an investment adviser to the Funds; and

•	the profitability of Wright from the advisory fee to be paid by each Fund.

At the March Meeting, the Board reviewed, considered and discussed, among themselves and with Wright, and separately with Independent Legal Counsel, among other things, the information described above. The Trustees also considered the overall reputation, capabilities, and commitment of Wright to provide high-quality service to the Funds.

42

After full consideration of the factors discussed above, the Board, including the Independent Trustees, unanimously approved the investment advisory agreement. In making its approval, the Board concluded that the nature, extent and quality of services provided by Wright supported the renewal of the agreement. The Board also concluded that the investment performance of each Fund was such that the agreement should continue. In addition, the Board concluded that fees paid by a Fund to Wright appeared to be acceptable in light of the nature, extent and quality of the services provided by Wright. Further, the Board concluded that Wright's profitability in providing services under the investment advisory agreement did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Wright. Finally, the Board concluded that the investment advisory agreement in some measure shares economies of scale with shareholders. In approving the renewal of the investment advisory agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds.

43

The Wright Managed Blue Chip Investment Funds
Wright Investors' Service, Inc.
Wright Investors' Service Distributors, Inc.

Important Notice Regarding Delivery of Shareholders Documents

The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Wright, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Wright, or your financial adviser, otherwise.

If you would prefer that your Wright documents not be householded, please contact Wright at (800) 555-0644, or your financial adviser.

Your instructions that householding not apply to delivery of your Wright documents will be effective within 30 days of receipt by Wright or your financial adviser.

Portfolio Holdings

In accordance with rules established by the SEC, the Funds send semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth quarters, respectively, within 60 days of quarter-end and after filing with the SEC. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds' complete portfolio holdings as reported in annual and semi-annual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://sec.gov/info/edgar/prrules.htm or by calling (800) SEC-0330). After filing, the Funds' portfolio holdings as reported in annual and semi-annual reports are also available on Wright's website at www.wrightinvestors.com and are available upon request at no additional cost by contacting Wright at (800) 555-0644.

Proxy Voting Policies and Procedures

From time to time funds are required to vote proxies related to the securities held by the funds. The Wright Managed Blue Chip Investment Funds vote proxies according to a set of policies and procedures approved by the Funds' Board. You may obtain a description of these policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 without charge, upon request, by calling (800) 555-0644. This description is also available on the SEC website at http://www.sec.gov.

44

WRIGHT
INVESTORS' SERVICE

Wright Investors' Service Distributors, Inc.
177 West Putnam Avenue, Greenwich, Connecticut 06830

Semi-Annual Report

Officers and Trustees of the Funds

Peter M. Donovan, President and Trustee
James J. Clarke, Trustee
Richard E. Taber, Trustee
Gino Malaspina, Secretary
Michael J. McKeen, Treasurer

Investment Adviser and Administrator

Wright Investors' Service, Inc.
177 West Putnam Avenue
Greenwich, Connecticut 06830

Principal Underwriter

Wright Investors' Service Distributors, Inc.
177 West Putnam Avenue
Greenwich, Connecticut 06830
e-mail: wright@wisi.com

Custodian

Union Bank, NA
350 California Street
San Francisco, California 94104

Transfer and Dividend Disbursing Agent

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.

comb-sar-170630

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which a Fund's shareholder may recommend nominees to the registrant's board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A(17 CFR240 14a-101), or this item.

ITEM 11. CONTROLS AND PROCEDURES
(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified to the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Not applicable
(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund and Wright International Blue Chip Equities Fund)

By	/s/ Peter M. Donovan
Peter M. Donovan
President

Date	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Peter M. Donovan
Peter M. Donovan
President

Date	August 18, 2017

By	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date	August 18, 2017